Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,106,000.00
Previously Paid Amount	0.00
Total Fee Amount	428.94
Total Offset Amount	0.00
Net Fee	428.94
Narrative - Max Aggregate Offering Price	$ 3,106,000.00
Final Prospectus	true